Note 3-Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Notes
Note 3-Stockholders' Equity

Note 3—STOCKHOLDERS’ EQUITY

Preferred Stock

We have authorized 20 million shares of $0.001 par value Preferred Stock. The preferred shares available for issuance are 10,000,000 Series A Convertible Preferred Stock, 2,500,000 Series B Non-convertible Preferred Stock, and 7,500,000 Series C Non-convertible Preferred Stock.

The Series A Preferred Stock is convertible into ten shares of common stock for each Preferred share at the option of the holder, does not have voting rights and pays a Series A Preferred Stock dividend of 5% annually. The Company amended the Certificate of Designations of the Series A Preferred Stock amending the expiration date to February 1, 2022. The Company shall pay the amount due on the Maturity Date in kind with shares of Common Stock. The number of shares of Common Stock to be issuable to a Holder on the Maturity Date (the “Maturity Shares”) shall be equal to the quotient of (x) the aggregate Liquidation Preference for such Holder’s Shares on the Maturity Date divided by (y) the Conversion Price in effect as of the Maturity Date. On or before the third (3rd) Business Day following the Maturity Date (the “Maturity Share Delivery Date”), the Company must deliver to each Holder the Maturity Shares issuable to such Holder. In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, each Holder shall be entitled to receive prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of any Junior Stock, an amount (the “Liquidation Preference”) equal to (A) $1,000 per Share held by such Holder, plus (B) a further amount equal to any Dividends accrued but unpaid on such Shares. If, upon such liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution to the stockholders of the Company are insufficient to provide for the payment of the full aforesaid preferential amount, such assets as are so available shall be distributed among the Holders in proportion to the relative aggregate Liquidation Preferences of the Shares held by such Holders. The Liquidation Preference shall be appropriately adjusted for any stock splits, stock combinations, stock dividends or similar recapitalizations.

The Series B Preferred Stock is non-convertible, does not pay a dividend, and contains voting rights at a ratio of 200 votes for each share of Series B Preferred Stock. In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, each Holder shall be entitled to receive prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of any Junior Stock, an amount (the “Liquidation Preference”) equal to $0.001 per Share held by such Holder, or such other amount as any Securities Purchase Agreement under which the Shares are issued may provide. If, upon such liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution to the stockholders of the Company are insufficient to provide for the payment of the full aforesaid preferential amount, such assets as are so available shall be distributed among the Holders in proportion to the relative aggregate Liquidation Preferences of the Shares held by such Holders. The Liquidation Preference shall be unaffected for any stock splits, stock combinations, stock dividends or similar recapitalizations.

The Series C Preferred Stock is non-convertible and has no voting rights, pays a common stock dividend from 2% to 12% annually. The Company amended the Certificate of Designations of the Series C Preferred Stock amending the expiration date for redemption to February 1, 2022. The Company shall pay the amount due on the Maturity Date in kind with shares of Common Stock. The number of shares of Common Stock to be issuable to a Holder on the Maturity Date (the “Maturity Shares”) shall be equal to the quotient of (x) the aggregate Liquidation Preference for such Holder’s Shares on the Maturity Date divided by (y) the Conversion Price in effect as of the Maturity Date. On or before the third (3rd) Business Day following the Maturity Date (the “Maturity Share Delivery Date”), the Company must deliver to each Holder the Maturity Shares issuable to such Holder. In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, each Holder shall be entitled to receive prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of any Junior Stock, an amount (the “Liquidation Preference”) equal to (A) $0.001per Share held by such Holder, plus (B) a further amount equal to any Dividends accrued but unpaid on such Shares. If, upon such liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution to the stockholders of the Company are insufficient to provide for the payment of the full aforesaid preferential amount, such assets as are so available shall be distributed among the Holders in proportion to the relative aggregate Liquidation Preferences of the Shares held by such Holders. The Liquidation Preference shall be appropriately adjusted for any stock splits, stock combinations, stock dividends or similar recapitalizations.

In May 2013, we exchanged 1,360,580 Series A Preferred Stock and 1,360,580 Series A Preferred stock warrants to Integrated Capital Partners, Inc. (ICPI) for the conversion of $54,423 in loans payable.

In June 2013, we sold 187,500 Series A Preferred Stock and 187,500 Series A Preferred Stock warrants to ICPI at $0.04 per share for $7,500.

In July 2013, we sold 875,000 Series A Preferred Stock and 875,000 Series A Preferred stock warrants to ICPI at $0.04 per share for $35,000.

In August 2013, we sold 875,000 Series A Preferred Stock and 875,000 Series A Preferred stock warrants to ICPI at $0.04 per share for $35,000.

In September 2013, we sold 125,000 Series A Preferred Stock and 125,000 Series A Preferred stock warrants to ICPI at $0.04 per share for $5,000.

In October 2013, we sold 362,500 Series A Preferred Stock and 362,500 Series A Preferred stock warrants to ICPI at $0.04 per share for $14,500.

In November 2013, we sold 150,000 Series A Preferred Stock and 150,000 Series A Preferred stock warrants to ICPI at $0.04 per share for $6,000.

Also, in November 2013, we exchanged 17,742 Series A Preferred Stock and 17,742 Series A Preferred stock warrants to ICPI for $709 in loans payable.

In November 2013, we issued 2,296,678 Series A Preferred Stock and 2,296,678 Series A Preferred stock warrants to ICPI at $0.04 per share for $91,867. This investment completes the $250,000 investment commitment under the May 2013 Investment Agreement.

In December 2013, we recorded a preferred stock dividend of 316,121 shares of Series A Preferred Stock which represents payment of the 5% stated Series A Convertible Preferred Stock dividend (through December 31, 2013). This issuance will occur in the 1st quarter of 2014.

In August 2013, 187,500 Series B Preferred shares were sent back to the Company and cancelled for David Cunic, who stepped down as Chairman of the Board in 2012.

Total Series A Preferred shares outstanding as of December 31, 2013 were 9,233,935.

Common Stock

Issuances

In 2013, we issued a total of 2,517,500 common shares to experts who have agreed to be included in the “Our Experts” section of our Company website (www.pazoo.com). Each Expert has executed an expert services contract certain number of shares issued upon signing and further shares earned over the first year of the contract. The total stock compensation expense recorded was $96,128. As of December 31, 2013, there were 2,815,000 shares to be issued that will be earned through 2014.

In April 2013, we cancelled 2,000,000 common shares previously issued to Gotham Capital for an advisory agreement 2012.

During 2012, we issued an aggregate of 550,000 common shares to experts who have agreed to be included in the “Our Experts” section of our Company website. Each expert has executed an expert services contract which includes a certain number of shares issued upon signing and further shares earned over the first year of the contract. During 2012, an aggregate of $33,452 was expensed under these contracts. During 2012, we issued an additional 5,610,000 common shares for services valued at $593,050.

Total common shares outstanding as of December 31, 2012 were 101,409,500.

Conversions

In January 2013, ICPI converted 300,000 shares of Series A Convertible Preferred Stock into 3,000,000 common shares pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

In February 2013, ICPI converted 125,000 shares of Series A Convertible Preferred Stock into 1,250,000 shares of Common Stock pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

In April 2013, ICPI converted 300,000 shares of Series A Convertible Preferred Stock into 3,000,000 shares of Common Stock pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

In May 2013, ICPI converted 300,000 shares of Series A Convertible Preferred Stock into 3,000,000 shares of Common Stock pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

In June 2013, ICPI converted 200,000 shares of Series A Convertible Preferred Stock into 2,000,000 shares of Common Stock pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

In July 2013, ICPI converted 200,000 shares of Series A Convertible Preferred Stock into 2,000,000 shares of Common Stock pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

In August 2013, ICPI converted 400,000 shares of Series A Convertible Preferred Stock into 4,000,000 shares of Common Stock pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

In September 2013, ICPI converted 200,000 shares of Series A Convertible Preferred Stock into 2,000,000 shares of Common Stock pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

In October 2013, ICPI converted 450,000 shares of Series A Convertible Preferred Stock into 4,500,000 shares of Common Stock pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

In December 2013, ICPI converted 400,000 shares of Series A Convertible Preferred Stock into 4,000,000 shares of Common Stock pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

During 2012, we issued an aggregate of 17,800,000 common shares for the conversion of 1,780,000 shares of Series A Preferred Stock.

Warrants

Simultaneous with the issuance of Series A Preferred Stock in 2013, and under the Investment Agreement May 2013 we issued 6,250,000 warrants to ICPI which entitles its owner to purchase one share of Series A Preferred Stock for each Series A Preferred Stock at an exercise price of $0.05, subject to the terms of the warrant agreement between the warrant agent and us. The warrants are exercisable three years from the date of issue. No warrants have been exercised as of December 31, 2013. These warrants had negligible fair value at the time of issuance.

In connection with a termination and release agreement on or about April 2013, and related to compensation paid to Gotham Capital (Gotham) in 2012, we cancelled 2,000,000 common stock purchase warrants exercisable at an exercise price of $0.01 per share.

No warrants have been exercised as of December 31, 2013.

The following table presents the Series A preferred stock warrant activity during 2013 and 2012:

		Weighted
		Average
	Warrants	Exercise Price
Outstanding - December 31, 2011	-	$-
Granted	2,000,000	0.75
Forfeited/canceled	-	-
Exercised	-	-
Outstanding - December 31, 2012	2,000,000	$0.75
Granted	6,232,258	$0.05
Forfeited/canceled	-	-
Exercised	-	-
Outstanding - December 31, 2013	8,232,258	$0.22
Exercisable – December 31, 2013	8,232,258	$0.22

The weighted average remaining life of the outstanding Series A preferred stock warrants as of December 31, 2013 and 2012 was 3.92 and 2.54 years, respectively.

The following table presents the common stock warrant activity during 2013 and 2012:

		Weighted
		Average
	Warrants	Exercise Price
Outstanding - December 31, 2011	2,400,000	$0.05
Granted	4,600,000	$0.05
Forfeited/canceled	-	-
Exercised	-	-
Outstanding - December 31, 2012	7,000,000	$0.04
Granted		$
Forfeited/canceled	(2,000,000)	$0.05
Exercised	-	-
Outstanding - December 31, 2013	5,000,000	$0.05
Exercisable – December 31, 2013	5,000,000	$0.05

The weighted average remaining life of the outstanding Series A common stock warrants as of December 31, 2013 and 2012 was 1.26 and 2.55 years, respectively.